Risk management, funding and liquidity risk and market risk	12 Months Ended
Sep. 30, 2025
Risk management, funding and liquidity risk and market risk
Risk management, funding and liquidity risk and market risk

Note 21.Risk management, funding and liquidity risk and market risk

Financial instruments are fundamental to Westpac’s business of providing banking and financial services. The associated financial risks (including credit risk, funding and liquidity risk and market risk) are a significant proportion of the total risks faced by Westpac.

This note details the financial risk management policies, practices and quantitative information of Westpac’s principal financial risk exposures.

		Note
Index	Note Name	number
Overview	Risk management frameworks	21.1
Credit risk	Refer to Note 11 Credit risk management	11
Funding and liquidity risk The risk that Westpac cannot meet its payment obligations or that it does not have the appropriate amount, tenor and composition of funding and liquidity to support its assets.	Liquidity modelling Sources of funding Assets pledged as collateral Contractual maturity of financial liabilities Expected maturity	21.2.1 21.2.2 21.2.3 21.2.4 21.2.5
Market risk The risk of an adverse impact on Westpac’s financial performance or financial position resulting from changes in market factors, such as foreign exchange rates, commodity prices and equity prices, credit spreads and interest rates. This includes interest rate risk in the banking book which is the risk of loss in earnings or economic value in the banking book as a consequence of movements in interest rates.	Value-at-Risk (VaR) Traded market risk Non-traded market risk	21.3.1 21.3.2 21.3.3

21.1.  Risk management frameworks

The Board is responsible for approving Westpac’s Risk Management Strategy (incorporating the Risk Management Framework) and Board Risk Appetite Statement and for monitoring the effectiveness of risk management by Westpac. The Board has delegated to the Board Risk Committee (BRiskC) responsibility to:

●	Review and recommend Westpac’s Risk Management Strategy (incorporating the Risk Management Framework) and Board Risk Appetite Statement to the Board for approval;
●	Review and monitor Westpac’s risk profile and controls for consistency with the Board Risk Appetite Statement;
●	Approve frameworks, policies and processes for managing risk (consistent with the Risk Management Strategy and Board Risk Appetite Statement); and
●	Review and, where appropriate, approve risks beyond the approval discretion provided to management.

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

For each of its material risks, Westpac maintains risk management frameworks and a number of supporting policies that define roles and responsibilities, acceptable practices, limits and key controls:

Risk	Risk management framework and controls
Funding and liquidity risk

●

Funding and liquidity risk is measured and managed in accordance with the policies and processes defined in the Board-approved Liquidity Risk Management Framework which is part of the Westpac Board-approved Risk Management Strategy.

●

Responsibility for managing Westpac’s liquidity and funding positions in accordance with the Liquidity Risk Management Framework is delegated to Treasury, under the oversight of Group ALCO and Treasury Risk.

●

Westpac’s Liquidity Risk Management Framework sets out Westpac’s funding and liquidity risk appetite, roles and responsibilities of key people managing funding and liquidity risk within Westpac, risk reporting and control processes and limits and targets used to manage Westpac’s balance sheet.

●

Treasury undertakes an annual funding review that outlines Westpac’s balance sheet funding strategy over a five year period. This review encompasses trends in global markets, peer analysis, wholesale funding capacity, expected funding requirements and a funding risk analysis. This strategy is continuously reviewed to take account of changing market conditions, investor sentiment and estimations of asset and liability growth rates.

●

Westpac monitors the composition and stability of its funding so that it remains within Westpac’s funding risk appetite. This includes compliance with both the Liquidity Coverage Ratio (LCR) and Net Stable Funding Ratio (NSFR).

●

Westpac holds a portfolio of liquid assets for several purposes, including as a buffer against unforeseen funding requirements. The level of liquid assets held takes into account the liquidity requirements of Westpac’s balance sheet under normal and stress conditions.

●

Treasury maintains a contingent funding plan that outlines the steps that should be taken by Westpac in the event of an emerging ‘funding crisis’. The plan is aligned with Westpac’s broader Liquidity Crisis Management Policy which is approved annually by the Board.

●

Daily liquidity risk reports are reviewed by Westpac’s Treasury and Treasury Risk teams. Liquidity reports are presented to Group ALCO monthly and to the Board quarterly.

Market risk

●

The Market Risk Framework describes Westpac’s approach to managing traded and non- traded market risk.

●

Traded market risk includes interest rate, FX, commodity, equity price, credit spread and volatility risks. Non-traded market risk includes interest rate and credit spread risks.

●

Market risk is managed using VaR and Stressed VaR (SVaR) limits, Net interest income at risk (NaR) and structural risk limits (including credit spread and interest rate basis point value limits) as well as scenario analysis and stress testing.

●

The BRiskC approves the risk appetite for traded and non-traded risks through the use of VaR, SVaR, NaR and specific structural risk limits. This includes separate VaR sub-limits for the trading activities of Financial Markets and Treasury and for non-traded ALM activities.

●

Market risk limits are assigned to business management based upon the Bank’s risk appetite and business strategies in addition to the consideration of market liquidity and concentration.

●

Market risk positions are managed by the trading desks and ALM unit consistent with their delegated authorities and the nature and scale of the market risks involved.

●

Daily monitoring of current exposure and limit utilisation is conducted independently by Market Risk teams, which monitor market risk exposures against VaR and structural risk limits. Daily VaR position reports are produced by risk type, by product lines and by geographic region. Quarterly reports are produced for the Westpac Group Market Risk Committee (MARCO), RISKCO and the BRiskC.

●

Daily stress testing and back testing of VaR results are performed to support model integrity and to analyse extreme or unexpected movements, and the Head of Market, Capital & Liquidity Risk has ratified an approved stress escalation framework.

●

The BRiskC has approved a framework for profit or loss escalation which considers both single day and 20 day cumulative results.

●

Treasury’s ALM unit is responsible for managing the non-traded interest rate risk including risk mitigation through hedging using derivatives. This is overseen by the Market Risk unit and reviewed by Treasury Financial Risk Committee (TRFC), MARCO, RISKCO and BRiskC. The Group ALCO provides additional oversight of non-traded market risk and alignment with Group strategy in reviewing NaR and the durations of capital and non-rate sensitive deposit hedges.

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

21.2.  Funding and liquidity risk

21.2.1. Liquidity modelling

In managing liquidity for Westpac, Treasury utilises balance sheet forecasts and the maturity profile of Westpac’s wholesale funding portfolio to project liquidity outcomes. Local liquidity limits are also used by Westpac in applicable jurisdictions to ensure liquidity is managed efficiently and prudently.

In addition, Westpac conducts regular stress testing to assess its ability to meet cash flow obligations under a range of market conditions and scenarios. These scenarios inform liquidity limits and strategic planning.

21.2.2. Sources of funding

Sources of funding are regularly reviewed to maintain a wide diversification by currency, geography, product and term. Sources include, but are not limited to:

●	Deposits;
●	Debt issues;
●	Proceeds from sale of marketable securities;
●	Repurchase agreements with central banks;
●	Principal repayments on loans;
●	Interest income; and
●	Fee income.

Liquid assets

Treasury holds a portfolio of high-quality liquid assets as a buffer against unforeseen funding requirements. These assets are held in cash, or are otherwise eligible for repurchase agreements with the Reserve Bank of Australia or another central bank and include Government, State Government and highly rated investment grade securities. The level of liquid asset holdings is reviewed frequently and is consistent with both the requirements of the balance sheet and market conditions.

A summary of Westpac’s liquid asset holdings is as follows:

	Consolidated				Parent Entity
	2025		2024		2025		2024
$m	Actual	Average	Actual	Average	Actual	Average	Actual	Average
Cash	50,157	66,322	65,356	94,468	44,607	58,836	58,236	85,384
Trading securities and financial assets measured at FVIS	40,840	31,936	31,717	19,183	39,257	29,702	29,538	16,954
Investment securities	117,065	113,488	103,435	92,622	108,880	105,065	95,415	85,076
Other financial assets	319	273	174	199	246	240	173	195
Total on-balance sheet liquid assets	208,381	212,019	200,682	206,472	192,990	193,843	183,362	187,609

In addition, Westpac has $81,653 million (2024: $70,306 million) and the Parent Entity has $76,094 million (2024: $62,770 million) of loans that are self-originated AAA rated mortgage backed securities which are eligible for repurchase with the RBA and Reserve Bank of New Zealand under certain circumstances. Average year-to-date balances amount to $76,439 million (2024: $70,282 million) for Westpac and $70,708 million (2024: $63,975 million) for the Parent Entity.

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

Westpac’s funding composition

Westpac monitors the composition and stability of its funding so that it remains within Westpac’s funding risk appetite. This includes compliance with both the LCR and NSFR.

%	2025	2024
Customer deposits	68.1	66.9
Wholesale term funding with residual maturity greater than 12 months	12.9	13.9
Wholesale funding with a residual maturity less than 12 months	11.6	11.4
Equity	6.9	7.2
Securitisation	0.5	0.6
Group’s total funding	100.0	100.0

Movements in Westpac’s funding composition in 2025 included:

●	Customer deposits increased by $49.4 billion and now account for 68.1% of Westpac’s total funding (including equity) at 30 September 2025, up from 66.9% at 30 September 2024;
●	Long-term funding with a residual maturity greater than 12 months accounted for 12.9% of Westpac’s total funding at 30 September 2025. Funding from securitisation accounted for a further 0.5% of total funding. Westpac raised $28.1 billion of long-term wholesale funding in 2025, supported by constructive conditions in global capital markets. This was lower than prior financial years reflecting strong growth in customer deposits and lower wholesale funding maturities to be refinanced;
●	Wholesale funding with a residual maturity less than 12 months accounted for 11.6% of Westpac’s total funding at 30 September 2025, up from 11.4% at 30 September 2024. This portfolio, including long-term funding with a residual maturity less than one year, had a weighted average maturity of 153 days; and
●	Funding from equity increased by $1.0 billion in 2025 and made up 6.9% of total funding at 30 September 2025, down from 7.2% at 30 September 2024, reflecting the impact of the on-market share buyback.

Borrowings and outstanding issuances from existing debt programs at 30 September 2025 can be found in Note 12, Note 13, Note 14 and Note 19.

Funding for Lending Programme (FLP)

On 11 November 2020, the Reserve Bank of New Zealand (RBNZ) announced a stimulus through the FLP commencing in December 2020. The FLP provided funding to New Zealand banks at the prevailing OCR for a term of three years secured by high quality collateral. The size of the funding available under the FLP included an initial allocation of 4% of each bank’s eligible loans. A conditional additional allocation of up to 2% of eligible loans was also available, subject to growth in eligible loans, for a total size of up to 6% of eligible loans. The programme started on 7 December 2020 and ran until 6 December 2022. During the year, Westpac New Zealand Limited has made scheduled repayments on the programme and as at 30 September 2025 the amount outstanding totalled NZ$1,110 million (30 September 2024: NZ$2,981 million).

Credit ratings

As at 30 September 2025 the Parent Entity’s credit ratings were:

2025	Short-term	Long-term	Outlook
Fitch Ratings	F1+	AA-	Stable
Moody’s Ratings	P-1	Aa2	Stable
S&P Global Ratings	A-1+	AA-	Stable

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

21.2.3. Assets pledged as collateral

Westpac and the Parent Entity are required to provide collateral (predominantly to other financial institutions), as part of standard terms, to secure liabilities. In addition to assets supporting securitisation and covered bond programs disclosed in Note 15, the carrying value of these financial assets pledged as collateral is:

	Consolidated		Parent Entity
$m	2025	2024	2025	2024
Cash	4,590	6,269	4,562	6,199
Securities (including certificates of deposit)	2,535	1,721	2,307	1,721
Securities pledged under repurchase agreements	15,230	19,938	13,379	16,205
Securities pledged on contingent liabilities	119	56	119	56
Total amount pledged to secure liabilities/contingent liabilities	22,474	27,984	20,367	24,181

21.2.4. Contractual maturity of financial liabilities

The following tables present cash flows associated with financial liabilities, payable at the balance sheet date, by remaining contractual maturity. The amounts disclosed in the table are the future contractual undiscounted cash flows, whereas Westpac manages inherent liquidity risk based on expected cash flows.

Cash flows associated with financial liabilities include both principal payments as well as fixed or variable interest payments incorporated into the relevant coupon period. Principal payments reflect the earliest contractual maturity date. Derivative liabilities designated in hedge accounting relationships and used as economic hedges are expected to be held for their remaining contractual lives, and reflect gross cash flows over the remaining contractual term.

Derivatives held for trading (excluding economic hedges) and certain liabilities classified in “Other financial liabilities” which are measured at FVIS are not managed for liquidity purposes on the basis of their contractual maturity, and accordingly these liabilities are presented in the up to 1 month column. Only the liabilities that Westpac manages based on their contractual maturity are presented on a contractual undiscounted basis in the following tables.

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

Consolidated		Over 1 month	Over 3 months	Over 1 year to
$m	Up to 1 month	to 3 months	to 1 year	5 years	Over 5 years	Total
2025
Financial liabilities
Collateral received	3,194	-	-	-	-	3,194
Deposits and other borrowings	564,053	77,359	125,412	9,924	62	776,810
Other financial liabilities	30,575	2,445	4,724	8	-	37,752
Derivative financial instruments:
Held for trading	15,915	-	-	-	-	15,915
Held for hedging purposes (net settled)	18	(39)	(42)	239	391	567
Held for hedging purposes (gross settled):
Cash outflow	15,370	19,254	56,774	103,183	40,431	235,012
Cash inflow	(14,750)	(17,974)	(56,043)	(100,546)	(38,150)	(227,463)
Debt issues	3,401	10,307	57,360	102,381	16,597	190,046
Total financial liabilities excluding loan capital	617,776	91,352	188,185	115,189	19,331	1,031,833
Loan capital	56	456	1,433	7,874	48,506	58,325
Total undiscounted financial liabilities	617,832	91,808	189,618	123,063	67,837	1,090,158
Total contingent liabilities and commitments
Financial guarantees, letters of credit and other credit substitutes	15,721	-	-	-	-	15,721
Performance-related contingencies	6,709	-	-	-	-	6,709
Remaining commitments to extend credit	198,739	-	-	-	-	198,739
Total undiscounted contingent liabilities and commitments	221,169	-	-	-	-	221,169

2024
Financial liabilities
Collateral received	3,092	-	-	-	-	3,092
Deposits and other borrowings	518,458	69,841	129,864	10,056	50	728,269
Other financial liabilities	25,759	1,851	4,593	1,049	5	33,257
Derivative financial instruments:
Held for trading	23,158	-	-	-	-	23,158
Held for hedging purposes (net settled)	(18)	(198)	(269)	(381)	36	(830)
Held for hedging purposes (gross settled):
Cash outflow	13,556	20,755	39,009	92,784	44,267	210,371
Cash inflow	(11,622)	(16,220)	(38,699)	(91,167)	(41,207)	(198,915)
Debt issues	5,609	12,192	47,472	105,035	18,327	188,635
Total financial liabilities excluding loan capital	577,992	88,221	181,970	117,376	21,478	987,037
Loan capital	62	332	889	9,650	42,891	53,824
Total undiscounted financial liabilities	578,054	88,553	182,859	127,026	64,369	1,040,861
Total contingent liabilities and commitments
Financial guarantees, letters of credit and other credit substitutes	15,220	-	-	-	-	15,220
Performance-related contingencies	5,393	-	-	-	-	5,393
Remaining commitments to extend credit	191,498	-	-	-	-	191,498
Total undiscounted contingent liabilities and commitments	212,111	-	-	-	-	212,111

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

Parent Entity		Over 1 month	Over 3 months	Over 1 year to
$m	Up to 1 month	to 3 months	to 1 year	5 years	Over 5 years	Total
2025
Financial liabilities
Collateral received	2,371	-	-	-	-	2,371
Deposits and other borrowings	519,315	66,463	108,989	7,295	62	702,124
Other financial liabilities	28,910	1,804	4,703	8	-	35,425
Derivative financial instruments:
Held for trading	15,915	-	-	-	-	15,915
Held for hedging purposes (net settled)	18	(39)	(46)	143	353	429
Held for hedging purposes (gross settled):
Cash outflow	15,370	19,254	56,774	103,183	40,431	235,012
Cash inflow	(14,750)	(17,974)	(56,043)	(100,546)	(38,150)	(227,463)
Debt issues	2,425	8,961	50,517	79,968	15,381	157,252
Due to subsidiaries	16,022	572	2,957	10,337	41,308	71,196
Total financial liabilities excluding loan capital	585,596	79,041	167,851	100,388	59,385	992,261
Loan capital	56	439	1,382	7,633	47,295	56,805
Total undiscounted financial liabilities	585,652	79,480	169,233	108,021	106,680	1,049,066
Total contingent liabilities and commitments
Financial guarantees, letters of credit and other credit substitutes	15,254	-	-	-	-	15,254
Performance-related contingencies	6,484	-	-	-	-	6,484
Remaining commitments to extend credit	173,966	-	-	-	-	173,966
Total undiscounted contingent liabilities and commitments	195,704	-	-	-	-	195,704

2024
Financial liabilities
Collateral received	2,949	-	-	-	-	2,949
Deposits and other borrowings	472,586	59,872	109,208	7,816	50	649,532
Other financial liabilities	25,217	1,851	2,829	8	-	29,905
Derivative financial instruments:
Held for trading	23,158	-	-	-	-	23,158
Held for hedging purposes (net settled)	(23)	(187)	(287)	(322)	43	(776)
Held for hedging purposes (gross settled):
Cash outflow	13,566	20,885	39,202	98,148	44,600	216,401
Cash inflow	(11,622)	(16,288)	(38,924)	(96,397)	(41,544)	(204,775)
Debt issues	5,245	11,104	42,214	85,150	16,935	160,648
Due to subsidiaries	12,301	651	3,114	13,039	55,010	84,115
Total financial liabilities excluding loan capital	543,377	77,888	157,356	107,442	75,094	961,157
Loan capital	62	315	836	9,375	41,551	52,139
Total undiscounted financial liabilities	543,439	78,203	158,192	116,817	116,645	1,013,296
Total contingent liabilities and commitments
Financial guarantees, letters of credit and other credit substitutes	14,642	-	-	-	-	14,642
Performance-related contingencies	5,369	-	-	-	-	5,369
Remaining commitments to extend credit	167,851	-	-	-	-	167,851
Total undiscounted contingent liabilities and commitments	187,862	-	-	-	-	187,862

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

21.2.5. Expected maturity

The financial liability balances in the following tables will not agree to the contractual maturity tables (Note 21.2.4) due to the impact of discounting and the exclusion of interest accruals beyond the reporting period. Assets and liabilities that have no specific maturity (such as equity securities) are generally included in the ‘Greater than 12 months’ column. Loans and deposits are presented in the following table on a contractual basis, however the behavioural life may differ. Loans may be repaid earlier than their contractual maturity and Westpac would expect a large proportion of deposit balances to be retained.

	2025			2024
Consolidated	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	50,430	-	50,430	65,667	-	65,667
Collateral paid	4,590	-	4,590	6,269	-	6,269
Trading securities and financial assets measured at FVIS	43,742	12,099	55,841	33,090	16,138	49,228
Derivative financial instruments	15,983	2,481	18,464	21,978	2,131	24,109
Investment securities	17,168	100,373	117,541	20,930	82,955	103,885
Loans (net of provisions)	100,242	751,611	851,853	97,010	709,757	806,767
Other financial assets	10,663	103	10,766	5,355	101	5,456
All other assets	1,016	14,855	15,871	921	15,242	16,163
Total assets	243,834	881,522	1,125,356	251,220	826,324	1,077,544
Liabilities
Collateral received	3,187	-	3,187	3,078	-	3,078
Deposits and other borrowings	761,063	9,394	770,457	711,076	9,413	720,489
Other financial liabilities	41,481	7	41,488	37,024	1,053	38,077
Derivative financial instruments	17,137	3,493	20,630	25,390	5,584	30,974
Debt issues	66,785	104,619	171,404	59,911	109,373	169,284
All other liabilities	2,409	2,718	5,127	2,732	2,975	5,707
Total liabilities excluding loan capital	892,062	120,231	1,012,293	839,211	128,398	967,609
Loan capital	3,412	36,558	39,970	3,829	34,054	37,883
Total liabilities	895,474	156,789	1,052,263	843,040	162,452	1,005,492
Net assets/(liabilities)	(651,640)	724,733	73,093	(591,820)	663,872	72,052

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

	2025			2024
Parent Entity	Due within	Greater than		Due within	Greater than
$m	12 months	12 months	Total	12 months	12 months	Total
Assets
Cash and balances with central banks	44,782	-	44,782	58,400	-	58,400
Collateral paid	4,562	-	4,562	6,199	-	6,199
Trading securities and financial assets measured at FVIS	42,284	11,342	53,626	31,736	15,278	47,014
Derivative financial instruments	15,979	1,555	17,534	21,976	1,926	23,902
Investment securities	15,699	93,401	109,100	18,748	76,875	95,623
Loans (net of provisions)	79,253	675,859	755,112	76,274	633,769	710,043
Other financial assets	10,023	103	10,126	4,850	101	4,951
Due from subsidiaries	12,286	36,544	48,830	8,735	43,604	52,339
Investment in subsidiaries	-	8,567	8,567	-	9,095	9,095
All other assets	821	12,661	13,482	719	12,949	13,668
Total assets	225,689	840,032	1,065,721	227,637	793,597	1,021,234
Liabilities
Collateral received	2,364	-	2,364	2,935	-	2,935
Deposits and other borrowings	689,722	6,938	696,660	637,088	7,393	644,481
Other financial liabilities	38,928	7	38,935	33,883	34	33,917
Derivative financial instruments	17,130	3,362	20,492	25,392	5,403	30,795
Debt issues	58,590	84,032	142,622	53,982	89,900	143,882
Due to subsidiaries	17,678	34,888	52,566	13,492	42,230	55,722
All other liabilities	2,105	2,186	4,291	2,357	2,387	4,744
Total liabilities excluding loan capital	826,517	131,413	957,930	769,129	147,347	916,476
Loan capital	3,412	35,479	38,891	3,829	32,941	36,770
Total liabilities	829,929	166,892	996,821	772,958	180,288	953,246
Net assets/(liabilities)	(604,240)	673,140	68,900	(545,321)	613,309	67,988

21.3.  Market risk

21.3.1. Value-at-Risk

Westpac uses VaR as one of the mechanisms for controlling both traded and non-traded market risk.

VaR is a statistical estimate of the potential loss in earnings over a specified period of time and to a given level of confidence based on historical market movements. The confidence level indicates the probability that the loss will not exceed the VaR estimate on any given day.

VaR seeks to take account of all material market variables that may cause a change in the value of the portfolio, including interest rates, FX rates, price changes, volatility and the correlations between these variables. Daily monitoring of current exposures and VaR and structural concentration limit utilisation is conducted independently by the Market Risk unit. These limits are supplemented by escalation triggers for material profit or loss, and stress testing of risks beyond the 99% confidence interval.

The key parameters of VaR are:	Traded market risk	Non-traded market risk
Holding period	1 day	1 year
Confidence level	99%	99%
Period of historical data used	1 year	6 years

Note 21.Risk management, funding and liquidity risk and market risk (Continued)

21.3.2. Traded market risk

The following table depicts the aggregate VaR, by risk type:

Consolidated and Parent Entity	2025			2024			2023
$m	High	Low	Average	High	Low	Average	High	Low	Average
Interest rate risk	16.7	4.3	8.6	21.2	5.4	10.8	21.8	7.2	11.0
FX risk	4.4	1.1	2.1	7.3	0.9	2.4	14.2	1.1	4.3
Equity risk	0.0	0.0	0.0	0.0	0.0	0.0	0.1	0.0	0.0
Commodity risk	1.2	0.3	0.5	1.7	0.6	1.2	3.5	0.9	2.0
Other market risks[a]	7.4	2.3	4.3	10.1	1.9	5.4	9.4	3.2	6.0
Diversification effect	n/a	n/a	(5.8)	n/a	n/a	(6.9)	n/a	n/a	(8.1)
Net market risk	17.9	6.6	9.7	23.4	6.8	12.9	31.8	8.8	15.2

a.	Includes prepayment risk and credit spread risk (exposure to movements in generic credit rating bands).

21.3.3. Non-traded market risk

Non-traded market risk includes Interest Rate Risk in the Banking Book (IRRBB) – the risk to net interest income or the economic value on banking book items as a result of interest rate changes.

Net interest income (NII) sensitivity is monitored using the Net interest income-at-Risk (NaR) model. The NaR model combines the underlying balance sheet data with assumptions about runoffs, new business, and expected repricing behaviour. This simulates a series of potential NII outcomes, over a one year time horizon subject to 100 basis point shift up and down from the current market interest rates in Australia and New Zealand.

Net interest income-at-Risk

The following table depicts potential NII outcomes assuming a worst case outcome between a 100 basis point rate shock up or down with a 12 month time horizon (expressed as a percentage of reported NII):

	2025				2024
		Maximum	Minimum	Average		Maximum	Minimum	Average
% (increase)/decrease in NII	As at	exposure	exposure	exposure	As at	exposure	exposure	exposure
Consolidated	1.05	1.63	0.57	1.23	1.84	1.84	0.97	1.42
Parent Entity	0.46	1.21	0.16	0.80	1.40	1.43	0.59	1.03

Value at Risk - IRRBB

The table below depicts internal VaR for IRRBB[1]:

	2025				2024
$m	As at	High	Low	Average	As at	High	Low	Average
Consolidated	96.2	101.7	67.5	85.7	77.7	80.6	37.5	50.0

As at 30 September 2025 the Value at Risk – IRRBB for the Parent Entity was $104 million (2024: $77 million).

Risk mitigation

IRRBB stems from the ordinary course of banking activities, including structural interest rate risk (the mismatch between the duration of assets and liabilities) and capital management.

Westpac hedges its exposure to such interest rate risk using derivatives. Further details on Westpac’s hedge accounting are discussed in Note 20.

The same controls used to monitor traded market risk allow management to monitor and manage IRRBB.

Structural FX risk

Structural FX risk results from the generation of foreign currency denominated earnings and from Westpac’s capital deployed in offshore branches and subsidiaries, where it is denominated in currencies other than Australian dollars. As exchange rates move, the Australian dollar equivalent of offshore earnings and capital is subject to change that could introduce significant variability to the Bank’s reported financial results and capital ratios.

Note 20 includes details on the net investment hedges related to structural FX risk and economic hedges of New Zealand future earnings.

1.	Based on a 1 day holding period and 1 year of historical data to allow comparison to the traded market risk results, noting IRRBB is managed to a longer holding period.